Basis of preparation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023 [1]
Basis of preparation
Operating losses	€ 231,648	€ 156,522	[1]	€ 121,962
Net losses	263,345	189,295	[1]	€ 146,253
Net current liabilities	405,840	250,650
Net assets (liabilities)	(281,671)	(32,911)
Accumulated losses	€ 975,680	€ 737,186

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).